Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	true
Amendment Description	Filing with xbrl
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-51808
Entity Registrant Name	Athena Gold Corporation
Entity Central Index Key	0001304409
Entity Address, Address Line One	2010A Harbison Dr., #312
Entity Address, City or Town	Vacaville
Entity Address, State or Province	CA